UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31

Date of reporting period:     February 28, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Massachusetts Tax-Free Income Fund

2.28.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first two months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first two months of 2005 ended with the major indexes either flat or slightly negative. By the end of February, the Dow Jones Industrial Average was essentially flat at 0.25%, as was the S&P 500 Index at -0.38%, while the Nasdaq Composite Index fell by 5.59%. Bonds were also flat in January and February, with the Lehman Brothers Aggregate Bond Index returning 0.03% in the first two months of 2005.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of 11 members -- ten of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of February 28, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from federal
and Massachusetts
personal income
taxes. In pursuing
this goal, the Fund
normally invests at
least 80% of its
assets in securities
of any maturity
exempt from federal
and Massachusetts
personal income
taxes.

Over the last six months

* Municipal bonds gained ground and outperformed the broad taxable bond market.

* The Fund's emphasis on credit research and individual security selection helped it outperform its benchmark index and peer group average.

* Higher-yielding sectors of the portfolio, including electric utility and pollution control bonds, contributed the most to Fund performance.

[Bar chart with heading "John Hancock Massachusetts Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six moths ended February 28, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 2.42% total return for Class A. The second bar represents the 2.06% total return for Class B. The third bar represents the 2.06% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 4.4%   Massachusetts Turnpike Auth., 1-1-23, 5.125%
 3.5%   Holyoke Gas and Electric Department, 12-1-31, 5.000%
 3.4%   Route 3 North Transit Improvement Assoc., 6-15-29, 5.375%
 3.0%   Massachusetts Development Finance Agency, 11-1-28, 5.450%
 2.8%   Massachusetts Industrial Finance Agency, 12-1-20, 6.750%
 2.5%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 9.770%
 2.3%   Massachusetts Housing Finance Agency, 12-1-16, 4.700%
 2.3%   Massachusetts Development Finance Agency, 12-15-24, 5.000%
 2.3%   Massachusetts, Commonwealth of, 12-1-24, 5.500%
 2.3%   Massachusetts Health and Educational Facilities Auth.,
        12-15-31, 9.200%

As a percentage of net assets on February 28, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Massachusetts Tax-Free
Income Fund

Recently, Barry Evans rejoined the portfolio management team following the departure from the company of former team member James Colby.

Municipal bonds gained ground during the six months ended February 28, 2005, and outperformed the broad taxable bond market. The economy continued to grow at a moderate pace, with steady consumer spending and erratic but improving job growth. To keep the economy from overheating and sparking higher inflation, the Federal Reserve raised short-term interest rates four times during the six-month period, increasing the federal funds rate from 1.5% to 2.5% -- its highest level since September 2001.

"Municipal bonds gained ground
 during the six months ended
 February 28, 2005, and
 outperformed the broad taxable
 bond market."

As a result, the yield curve flattened during the period as the gap between the yields of short-term and longer-term bonds narrowed. While short-term bond yields rose in lockstep with the Fed rate hikes, long-term bond yields -- which are most sensitive to inflation expectations -- declined slightly, as the Fed's actions boosted investor confidence that inflation was under control. Longer-term municipal bonds performed especially well as taxable-bond investors crossed over to the municipal market to find attractively valued, high-quality long-term bonds.

Another noteworthy trend in the municipal market was the outperformance of lower-quality securities. Low interest rates and reduced municipal issuance left investors hunting for yield and they flocked to the relatively high yields of lower-rated bonds. The strong performance of these securities caused the spread between the yields of high-quality and lower-quality municipal bonds to narrow considerably.

In Massachusetts, the state remained in good financial shape thanks to its continued fiscal discipline. The economy's strength contributed favorably to increased tax revenues, which allowed the state to make progress on rebuilding its reserve fund. The challenge for the state in the coming year will be the implementation of a modest income tax cut, which was approved almost five years ago but delayed because of the past few years of fiscal stress. Although the tax cut is less than a half-percent, the state will still need to make up for the loss of tax revenue in some way.

[Photos of Dianne Sales and Barry Evans, flush right next to first paragraph.]

Fund performance

For the six months ended February 28, 2005, John Hancock Massachusetts Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 2.42%, 2.06% and 2.06%, respectively, at net asset value. The average general municipal debt fund returned 2.08%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 2.40%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's outperformance of both the Lipper group average and the index resulted from two main factors. The portfolio's longer-maturity and deep-discount bonds outperformed as the municipal yield curve flattened, and our focus on individual credit research and security selection contributed favorably to performance.

"Most sectors within the portfolio
 posted similarly positive returns,
 but the best performers were the
 higher-yielding securities..."

Higher-yielding bonds lead the way

Most sectors within the portfolio posted similarly positive returns, but the best performers were the higher-yielding securities, which benefited from strong demand for yield in a relatively low interest rate environment. These sectors included electric utility, pollution control and other dedicated revenue bonds.

One of the best individual performers in the portfolio was a water pollution abatement bond that was pre-refunded during the period. Pre-refunding is a way for municipalities to refinance older, higher-yielding debt before the maturity or call date. Typically, new bonds are issued, and the proceeds are invested in Treasury securities until the old bonds can be paid off. The high-quality Treasury backing often boosts the value of the old bonds, and this occurred with the water pollution abatement bonds in the portfolio.

[Table at top left-hand side of page entitled "Sector distribution." The first listing is Revenue bonds - All other - 21%, the second listing is Revenue bonds - Transportation - 20%, the third listing is Revenue bonds - Health - 14%, the fourth listing is Revenue bonds - Education - 13%, the fifth listing is General obligation - 13%, the sixth listing is Revenue bonds - Electric - 5%, the seventh listing is Revenue bonds - Industrial development - 4%, the eighth listing is Revenue bonds - Water & sewer - 4%, the ninth listing is Revenue bonds - Pollution - 3% and the tenth listing is Revenue bonds - Resource recovery - 2%.]

Health care fares well

The portfolio's health care bonds also posted solid results during the period. In particular, some of our assisted-living facility bonds performed very well. We have been watching the health care sector because we believe that the state may choose to reduce funding to health and human services to offset the income tax cut. We are confident that our health care holdings can withstand any changes of this nature.

GO and infrastructure bonds lag

With higher-yielding, lower-quality municipal bonds outperforming, bonds at the opposite end of the quality spectrum trailed the rest of the municipal market. These higher-quality bonds included general obligation (GO) bonds and essential-service bonds, such as those backed by water and sewer services. In particular, GO bonds lagged despite higher tax revenues because the good news was already priced into the bonds.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-05." The chart is divided into three sections (from top to right): Revenue bonds 86%, General obligation bonds 13% and Short-term investments & other 1%.]

One of the only individual issues in the portfolio to decline during the six-month period was our position in Florida Seminole casino bonds, which comprised less than 1% of the portfolio. The IRS challenged the bonds' issuance, although no final determination has been made and appeals are in progress. Despite the strong financial underpinnings of the Seminole bonds, the IRS challenge had a negative impact on their value.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Higher-yielding bonds followed by an up arrow with the phrase "Benefited from strong demand for yield in low rate environment." The second listing is Longer-term bonds followed by an up arrow with the phrase "Continued low inflation boosted long-term securities." The third listing is Seminole casino bonds followed by a down arrow with the phrase "Declined after IRS challenge."]

Outlook

In our view, economic conditions remain fairly positive for bonds. The U.S. economy is experiencing steady growth, but not vigorously enough to ratchet up domestic inflation significantly. Although the Fed has raised short-term rates six times since June 2004 and indicated it will continue to do so in the coming months, the federal funds rate remains low by historical standards. Eventually, we expect long-term rates to trend higher, but it's unclear when this may occur.

"Reduced supply should provide
 some support for the municipal
 market..."

In the municipal market, supply is waning -- issuance of new municipal bonds decreased in 2004 and is expected to decline further in 2005. Reduced supply should provide some support for the municipal market, and municipal bond yields remain attractive relative to other types of bonds.

In this environment, we will continue to pursue our current strategy -- structuring the portfolio to protect shareholders' capital from rising interest rates, while focusing on credit research and individual security selection to identify bonds that provide above-average yield and strong total-return prospects.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
February 28, 2005

                                           Class A      Class B      Class C
Inception date                              9-3-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -1.89%       -2.91%        1.02%
Five years                                    6.19         6.12         6.43
Ten years                                     5.76           --           --
Since inception                                 --         5.34         4.58

Cumulative total returns with maximum sales charge (POP)
Six months                                   -2.19        -2.94         1.06
One year                                     -1.89        -2.91         1.02
Five years                                   35.04        34.59        36.59
Ten years                                    75.01           --           --
Since inception                                 --        54.83        30.33

SEC 30-day yield as of February 28, 2005
                                              3.78         3.25         3.25

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,796 as of February 28, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Massachusetts Tax-Free Income Fund, without sales charge
(NAV), and is equal to $18,320 as of February 28, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Massachusetts Tax-Free Income Fund, with maximum sales charge
(POP), and is equal to $17,501 as of February 28, 2005.]

                                        Class B 1    Class C 1
Period beginning                        10-3-96       4-1-99
Massachusetts Tax-Free Income Fund      $15,483      $13,033
Index                                    16,634       13,829

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005.

Account value                                           Expenses paid
$1,000.00                   Ending value                during period
on 8-31-04                    on 2-28-05                ended 2-28-05 1

Class A                        $1,024.20                        $5.06
Class B                         1,020.60                         8.59
Class C                         1,020.60                         8.59

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                           Expenses paid
$1,000.00                   Ending value                during period
on 8-31-04                    on 2-28-05                ended 2-28-05 1

Class A                        $1,019.80                        $5.05
Class B                         1,016.30                         8.57
Class C                         1,016.30                         8.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.71% and 1.71% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2005
(unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.


                                                  Interest       Maturity      Credit       Par value
State, issuer, description                            rate       date          rating (A)       (000)           Value
Tax-exempt long-term bonds 98.65%                                                                        $100,926,569
(Cost $93,500,488)

Florida 0.55%                                                                                                 563,755
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                       10.000%      10-01-33      BB                $500         563,755

Massachusetts 89.87%                                                                                       91,943,336
Boston City Industrial Development
Financing Auth,
Rev Ref Swr Facil Harbor
Electric Energy Co Proj                              7.375       05-15-15      BBB                240         240,871
Boston Water and Sewer Commission,
Rev Ref Sr Ser 1992A                                 5.750       11-01-13      AA                 500         562,980
Freetown Lakeville Regional School District,
Gen Oblig Unltd                                      5.000       07-01-23      AAA              1,000       1,066,900
Holyoke Gas and Electric Department,
Rev Ser 2001A                                        5.000       12-01-31      Aaa              3,410       3,529,418
Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Sr Ser 2004B                       5.250       07-01-20      AAA              1,000       1,132,390
Rev Ref Ser 1994A                                    7.000       03-01-14      AA               1,000       1,224,370
Rev Ser 1997D                                        5.000       03-01-27      AAA              1,000       1,056,300
Rev Spec Assessment Ser 2000A                        5.250       07-01-30      AAA              1,000       1,086,570
Rev Spec Assessment Ser 2004A                        5.250       07-01-18      AAA                500         564,930
Rev Spec Assessment Ser 2004A                        5.000       07-01-34      AAA              1,000       1,040,050
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B                          Zero       05-01-19      AAA              1,000         524,840
Massachusetts Development
Finance Agency,
Rev Belmont Hill School                              5.000       09-01-31      A                1,000       1,030,030
Rev Boston Univ Ser 2002R (P)                        1.790       10-01-42      AAA                950         950,000
Rev Boston Univ Ser 2002R (P)                        1.790       10-01-42      AAA              1,100       1,100,000
Rev Plantation Apts Hsg Prog Ser 2004A               5.000       12-15-24      AAA              2,320       2,330,533
Rev Ref Combined Jewish Philanthropies
Ser 2002A                                            5.250       02-01-22      Aa3              1,875       2,035,631

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                  Interest       Maturity      Credit       Par value
State, issuer, description                            rate       date          rating (A)       (000)           Value
Massachusetts (continued)
Massachusetts Industrial
Finance Agency (continued),
Rev Ref Resource Recovery
Southeastern MA Sys Ser 2001A                        5.625%      01-01-16      AAA               $500        $551,995
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B                             5.500       12-01-19      BBB              1,500       1,529,040
Rev Volunteers of America Concord
Ser 2000A                                            6.900       10-20-41      AAA              1,000       1,118,480
Rev YMCA Greater Boston Iss                          5.450       11-01-28      BBB              3,000       3,076,770
Rev YMCA Greater Boston Iss                          5.350       11-01-19      BBB              1,000       1,031,380
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)              9.200       12-15-31      BB               2,000       2,303,600
Rev Dana Farber Cancer Proj Ser 1995G                6.250       12-01-22      A                  500         524,475
Rev Harvard Univ Iss Ser 2000W                       6.000       07-01-35      Aaa              1,000       1,150,190
Rev Jordan Hosp Ser 2003E                            6.750       10-01-33      BBB-             1,500       1,595,250
Rev Ref Boston College Iss Ser 1998L                 5.000       06-01-26      AA-              1,000       1,023,390
Rev Ref Boston College Iss Ser 1998L                 4.750       06-01-31      AA-              1,000       1,006,060
Rev Ref Harvard Pilgrim Health
Ser 1998A                                            5.000       07-01-18      AAA              1,000       1,031,450
Rev Ref Melrose Wakefield Hosp
Ser 1992B                                            6.350       07-01-06      AAA                500         506,100
Rev Ref New England Med Ctr Hosp
Ser 2002H                                            5.000       05-15-25      AAA              1,000       1,040,130
Rev Ref Partners Healthcare Sys Ser 2001C            5.750       07-01-32      AA-              1,000       1,094,590
Rev Ref South Shore Hosp Ser 1999F                   5.750       07-01-29      A                1,000       1,037,540
Rev Ref Tufts Univ Ser 2002J                         5.500       08-15-17      AA-                500         576,765
Rev Ref Williams College Ser 2003H                   5.000       07-01-33      AA+              1,500       1,554,765
Rev Simmons College Ser 2000D                        6.150       10-01-29      AAA              1,000       1,161,070
Rev Univ of Mass Worcester Campus
Ser 2001B                                            5.250       10-01-31      AAA              1,500       1,593,705
Rev Wheelock College Ser 2000B                       5.625       10-01-30      Aaa              1,000       1,101,170
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A                             5.800       07-01-30      AAA              1,000       1,040,330
Rev Ser 2003B                                        4.700       12-01-16      AA-              2,310       2,378,561
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties (G)                                 8.000       09-01-27      BB               2,000       2,120,360
Rev Assisted Living Facil TNG Marina
Bay LLC Proj (G)                                     7.500       12-01-27      BB               1,000       1,054,750
Rev Assumption College                               6.000       07-01-26      AAA              1,000       1,065,340
Rev Dana Hall School Iss                             5.800       07-01-17      Baa2             1,090       1,184,514
Rev Glenmeadow Retirement
Community Ser 1996C (G)                              8.375       02-15-18      AA               1,000       1,071,130
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A                             5.600       12-01-19      BBB                500         511,645

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                  Interest       Maturity      Credit       Par value
State, issuer, description                            rate       date          rating (A)       (000)           Value
Massachusetts (continued)
Massachusetts Industrial
Finance Agency (continued),
Rev Ref Resource Recovery
Refusetech Inc Proj Ser 1993A                        6.300%      07-01-05      BBB+              $870        $877,143
Rev Wtr Treatment American
Hingham Proj                                         6.900       12-01-29      A                1,210       1,267,548
Rev Wtr Treatment American
Hingham Proj                                         6.750       12-01-20      A                2,780       2,908,686
Massachusetts Municipal Wholesale
Electric Co,
Rev Pwr Supply Sys (P)                               8.670       07-01-18      AAA              1,000       1,034,560
Massachusetts Port Auth,
Rev Ser 1999C                                        5.750       07-01-29      AAA              1,250       1,384,175
Rev Spec Facil US Air Proj Ser 1996A                 5.750       09-01-16      AAA              1,000       1,035,390
Massachusetts Special Obligation
Dedicated Tax,
Rev                                                  5.250       01-01-26      AAA              1,000       1,079,130
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A                   5.125       01-01-23      AAA              4,300       4,523,041
Rev Ref Metro Hwy Sys Sr Ser 1997C                    Zero       01-01-20      AAA              1,000         509,160
Massachusetts Water Pollution
Abatement Trust,
Rev Preref Pool Prog Ser 7                           5.125       02-01-31      AAA                645         713,028
Rev Unref Bal Pool Prog Ser 7                        5.125       02-01-31      AAA              1,775       1,845,787
Rev Ref Pool Prog Ser 9                              5.250       08-01-18      AAA              1,500       1,673,415
Massachusetts Water Resource Auth,
Rev Ref Ser 1993C                                    4.750       12-01-23      AA               1,000       1,000,800
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref                                    5.500       11-01-17      AAA              1,000       1,149,020
Gen Oblig Ltd Ref Ser 2001C                          5.375       12-01-19      AA-              1,000       1,113,640
Gen Oblig Ltd Ref Ser 2002C                          5.500       11-01-15      AA-              1,000       1,138,840
Gen Oblig Ltd Ref Ser 2004B                          5.250       08-01-20      AA-              1,000       1,124,360
Gen Oblig Unltd Ref Ser 2004C                        5.500       12-01-24      AAA              2,000       2,320,100
Narragansett Regional School District,
Gen Oblig Unltd                                      5.375       06-01-18      Aaa              1,000       1,109,320
Pittsfield, City of,
Gen Oblig Ltd                                        5.000       04-15-19      AAA              1,000       1,070,210
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj         5.000       04-01-22      AAA              1,000       1,049,370
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B                  Zero       07-01-18      Aaa              1,750         874,860
Rev Cap Apprec Rte 128 Pkg Ser 1999B                  Zero       07-01-19      Aaa              2,415       1,130,292
Route 3 North Transit
Improvement Associates,
Rev Lease                                            5.375       06-15-29      AAA              3,100       3,439,853

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                  Interest       Maturity      Credit       Par value
State, issuer, description                            rate       date          rating (A)       (000)           Value
Massachusetts (continued)
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A                    5.125%      11-01-25      AAA             $1,000      $1,061,250

New York 0.49%                                                                                                500,000
New York City Municipal Water Finance Auth,
Rev Wtr & Swr Sys Ser 2000C (P)                      1.810       06-15-33      AA+                500         500,000

Puerto Rico 7.74%                                                                                           7,919,478
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                    9.770       07-01-11      AAA              2,000       2,581,240
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y                             6.250       07-01-14      A                  955       1,154,204
Rev Unref Bal Hwy Ser 1996Y                          6.250       07-01-14      A                   45          53,249
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd)                     5.000       07-01-27      AAA              1,000       1,069,210
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                          7.890       07-01-18      Aaa              1,500       1,766,055
Rev Inverse Floater (P)                              9.595       07-01-11      AAA              1,000       1,295,520

                                                                             Interest       Par value
Issuer, description, maturity date                                               rate            (000)          Value
Short-term investments 0.08%                                                                                  $89,000
(Cost $89,000)

Joint Repurchase Agreement 0.08%                                                                               89,000
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. --
Dated 2-28-05, due 03-01-05 (secured by
U.S. Treasury Inflation Indexed Bond
2.375%, due 01-15-25 and U.S. Treasury
Inflation Indexed Notes 2.000% thru
3.500%, due 01-15-11 thru 07-15-14)                                             2.620%            $89          89,000

Total investments 98.73%                                                                                 $101,015,569

Other assets and liabilities, net 1.27%                                                                    $1,295,869

Total net assets 100.00%                                                                                 $102,311,438


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on February 28, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $93,589,488)                         $101,015,569
Cash                                                                      540
Receivable for shares sold                                            168,011
Interest receivable                                                 1,265,791
Other assets                                                            7,216

Total assets                                                      102,457,127

Liabilities
Payable for shares repurchased                                         24,131
Dividends payable                                                      33,376
Unrealized depreciation of swap contracts                              10,436
Payable to affiliates
Management fees                                                        37,109
Distribution and service fees                                           6,975
Other                                                                   3,403
Other payables and accrued expenses                                    30,259

Total liabilities                                                     145,689

Net assets
Capital paid-in                                                    94,954,899
Accumulated net realized loss on investments                          (96,987)
Net unrealized appreciation of investments
and swap contracts                                                  7,415,645
Accumulated net investment income                                      37,881

Net assets                                                       $102,311,438

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($73,269,872 [DIV] 5,729,673 shares)                           $12.79
Class B ($21,058,532 [DIV] 1,646,786 shares)                           $12.79
Class C ($7,983,034 [DIV] 624,274 shares)                              $12.79

Maximum offering price per share
Class A 1 ($12.79 [DIV] 95.5%)                                         $13.39

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
February 28, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $2,646,870

Total investment income                                             2,646,870

Expenses
Investment management fees                                            251,672
Class A distribution and service fees                                 106,670
Class B distribution and service fees                                 108,576
Class C distribution and service fees                                  39,200
Transfer agent fees                                                    31,584
Custodian fees                                                         19,661
Miscellaneous                                                          13,253
Professional fees                                                      11,785
Accounting and legal services fees                                     11,414
Printing                                                                9,153
Registration and filing fees                                            6,243
Trustees' fees                                                          2,552
Interest                                                                  157

Total expenses                                                        611,920
Less expense reductions                                                   (85)

Net expenses                                                          611,835

Net investment income                                               2,035,035
Realized and unrealized gain (loss)

Net realized loss on investments                                      (32,881)
Change in net unrealized appreciation (depreciation) of
Investments                                                           331,550
Swap contracts                                                        (10,436)

Net realized and unrealized gain                                      288,233

Increase in net assets from operations                             $2,323,268

1 Semiannual period from 9-1-04 through 2-28-05.


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                        8-31-04       2-28-05 1
Increase (decrease) in net assets
From operations

Net investment income                                $4,133,220    $2,035,035
Net realized gain (loss)                                 58,667       (32,881)
Change in net unrealized
appreciation (depreciation)                           2,657,656       321,114

Increase in net assets resulting
from operations                                       6,849,543     2,323,268

Distributions to shareholders
From net investment income
Class A                                              (2,961,505)   (1,488,768)
Class B                                                (837,561)     (378,612)
Class C                                                (269,816)     (136,580)
                                                     (4,068,882)   (2,003,960)
From Fund share transactions                          2,139,369       801,066

Net assets
Beginning of period                                  96,271,034   101,191,064

End of period 2                                    $101,191,064  $102,311,438

1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

2 Includes accumulated net investment income of $6,806 and $37,881, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                    8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04     2-28-05 2
Per share operating performance
Net asset value,
beginning of period                              $11.85      $11.80      $12.41      $12.50      $12.38      $12.75
Net investment income 3                            0.64        0.59        0.58        0.57        0.56        0.27
Net realized and unrealized
gain (loss) on investments                        (0.05)       0.61        0.08       (0.13)       0.36        0.04
Total from
investment operations                              0.59        1.20        0.66        0.44        0.92        0.31
Less distributions
From net investment income                        (0.64)      (0.59)      (0.57)      (0.56)      (0.55)      (0.27)
Net asset value, end of period                   $11.80      $12.41      $12.50      $12.38      $12.75      $12.79
Total return 4 (%)                                 5.16 5     10.44 5      5.54        3.57        7.55        2.42 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                       $60         $63         $65         $66         $71         $73
Ratio of expenses
to average net assets (%)                          0.77        0.97        1.03        1.02        1.01        1.01 7
Ratio of adjusted expenses
to average net assets 8 (%)                        1.09        1.05          --          --          --          --
Ratio of net investment income
to average net assets (%)                          5.54        4.90        4.72        4.54        4.40        4.25 7
Portfolio turnover (%)                               19          17          15          13          44          15

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                    8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04     2-28-05 2
Per share operating performance
Net asset value,
beginning of period                              $11.85      $11.80      $12.41      $12.50      $12.38      $12.75
Net investment income 3                            0.56        0.51        0.50        0.49        0.47        0.22
Net realized and unrealized
gain (loss) on investments                        (0.05)       0.61        0.08       (0.13)       0.36        0.04
Total from
investment operations                              0.51        1.12        0.58        0.36        0.83        0.26
Less distributions
From net investment income                        (0.56)      (0.51)      (0.49)      (0.48)      (0.46)      (0.22)
Net asset value, end of period                   $11.80      $12.41      $12.50      $12.38      $12.75      $12.79
Total return 4 (%)                                 4.43 5      9.67 5      4.80        2.85        6.80        2.06 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                       $14         $19         $23         $23         $23         $21
Ratio of expenses
to average net assets (%)                          1.47        1.67        1.73        1.72        1.71        1.71 7
Ratio of adjusted expenses
to average net assets 8 (%)                        1.79        1.75          --          --          --          --
Ratio of net investment income
to average net assets (%)                          4.84        4.20        4.02        3.83        3.70        3.55 7
Portfolio turnover (%)                               19          17          15          13          44          15

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                    8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04     2-28-05 2
Per share operating performance
Net asset value,
beginning of period                              $11.85      $11.80      $12.41      $12.50      $12.38      $12.75
Net investment income 3                            0.56        0.51        0.50        0.48        0.47        0.22
Net realized and unrealized
gain (loss) on investments                        (0.05)       0.61        0.08       (0.12)       0.36        0.04
Total from
investment operations                              0.51        1.12        0.58        0.36        0.83        0.26
Less distributions
From net investment income                        (0.56)      (0.51)      (0.49)      (0.48)      (0.46)      (0.22)
Net asset value, end of period                   $11.80      $12.41      $12.50      $12.38      $12.75      $12.79
Total return 4 (%)                                 4.43 5      9.67 5      4.80        2.85        6.80        2.06 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                        $1          $2          $4          $7          $8          $8
Ratio of expenses
to average net assets (%)                          1.47        1.67        1.73        1.72        1.71        1.71 7
Ratio of adjusted expenses
to average net assets 8 (%)                        1.79        1.75          --          --          --          --
Ratio of net investment income
to average net assets (%)                          4.84        4.20        4.02        3.81        3.69        3.54 7
Portfolio turnover (%)                               19          17          15          13          44          15


1 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A

Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts, if any, is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on February 28, 2005:

                     RATE TYPE
            ---------------------------
            PAYMENTS
NOTIONAL    MADE      PAYMENTS RECEIVED       TERMINATION    UNREALIZED
AMOUNT      BY FUND   BY FUND                 DATE         DEPRECIATION
------------------------------------------------------------------------
$6,200,000  3.80%(a)  Weekly Muni Swap Index  August 2015      ($10,436)

(a) Fixed rate


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $5,846 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires August 31, 2008.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $13,349 and exempt income $4,055,533. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $85, which had no impact on the Fund's annualized ratio of expenses to average net assets, for the period ended February 28, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2005, JH Funds received net up-front sales charges of $109,013 with regard to sales of Class A shares. Of this amount, $14,194 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $59,707 was paid as sales commissions to unrelated broker-dealers and $35,112 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2005, CDSCs received by JH Funds amounted to $25,100 for Class B shares and $442 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended February 28, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $11,414. The Fund also paid the Adviser the amount of $127 for certain publishing services, included in the printing fees.

Mr. James Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04          Period ended 2-28-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         827,723     $10,482,174       456,701      $5,843,302
Distributions reinvested     168,113       2,128,254        80,331       1,027,890
Repurchased                 (749,433)     (9,428,790)     (358,029)     (4,585,027)
Net increase                 246,403      $3,181,638       179,003      $2,286,165

Class B shares
Sold                         156,152      $1,983,330        31,053        $396,529
Distributions reinvested      44,634         565,032        18,052         230,955
Repurchased                 (318,196)     (4,019,229)     (174,940)     (2,237,980)
Net decrease                (117,410)    ($1,470,867)     (125,835)    ($1,610,496)

Class C shares
Sold                         152,291      $1,934,096        23,273        $489,364
Distributions reinvested      13,706         173,431        22,049          91,479
Repurchased                 (131,799)     (1,678,929)      (35,553)       (455,446)
Net increase                  34,198        $428,598         9,769        $125,397

Net increase                 163,191      $2,139,369        62,937        $801,066


1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2005, aggregated $15,407,325 and $14,952,327, respectively.

The cost of investments owned on February 28, 2005, including short-term investments, for federal income tax purposes, was $93,456,733. Gross unrealized appreciation and depreciation of investments aggregated $7,566,167 and $7,331, respectively, resulting in net unrealized appreciation of $7,558,836. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a special meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 5,524,095 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                    WITHHELD
                              FOR                  AUTHORITY
--------------------------------------------------------------
James F. Carlin               5,471,506               52,589
Richard P. Chapman Jr.        5,469,687               54,408
William H. Cunningham         5,463,210               60,885
Ronald R. Dion                5,472,090               52,005
Charles L. Ladner             5,472,463               51,632
Dr. John A. Moore             5,472,463               51,632
Patti McGill Peterson         5,465,059               59,036
Steven R. Pruchansky          5,469,528               54,567
James A. Shepherdson          5,467,709               56,386

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site   On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy    www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               529 Main Street
                                                Charlestown, MA 02129

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Massachusetts Tax-Free Income Fund.


770SA  2/05
       4/05

JOHN HANCOCK
New York Tax-Free Income Fund

2.28.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first two months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first two months of 2005 ended with the major indexes either flat or slightly negative. By the end of February, the Dow Jones Industrial Average was essentially flat at 0.25%, as was the S&P 500 Index at -0.38%, while the Nasdaq Composite Index fell by 5.59%. Bonds were also flat in January and February, with the Lehman Brothers Aggregate Bond Index returning 0.03% in the first two months of 2005.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of 11 members -- ten of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of February 28, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from fed
eral, New York State
and New York City
personal income
taxes. In pursuing
this goal, the fund
normally invests at
least 80% of its
assets in securities of
any maturity exempt
from federal and
New York personal
income taxes.

Over the last six months

* Municipal bonds gained ground and outperformed the broad taxable bond market.

* The Fund's emphasis on credit research and individual security selection helped it outperform its benchmark index and peer group average.

* Tobacco-related municipal bonds and industrial development bonds contributed positively to Fund performance.

[Bar chart with heading "John Hancock New York Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six moths ended February 28, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 2.50% total return for Class A. The second bar represents the 2.15% total return for Class B. The third bar represents the 2.14% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 3.9%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 9.770%
 3.5%   New York State Dormitory Auth., 5-15-19, 5.500%
 3.4%   Port Auth. of New York and New Jersey, 7-15-18, 5.500%
 3.3%   New York State Dormitory Auth., 11-15-23, 5.250%
 2.8%   Triborough Bridge & Tunnel Auth., 1-1-21, 6.125%
 2.5%   Puerto Rico Public Finance Corp., 8-1-29, 5.500%
 2.5%   New York City Municipal Water Finance Auth., 6-15-33, 5.500%
 2.4%   New York, City of, 12-1-17, 5.250%
 2.4%   Islip Community Development Agency, 3-1-26, 7.500%
 2.4%   Port Auth. of New York and New Jersey, 10-0-19, 6.750%

As a percentage of net assets on February 28, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
New York Tax-Free
Income Fund

Recently, Barry Evans rejoined the portfolio management team following the departure from the company of former team member James Colby.

Municipal bonds gained ground during the six months ended February 28, 2005, and outperformed the broad taxable bond market. The economy continued to grow at a moderate pace, with steady consumer spending and erratic but improving job growth. To keep the economy from overheating and sparking higher inflation, the Federal Reserve raised short-term interest rates four times during the six-month period, increasing the federal funds rate from 1.5% to 2.5% -- its highest level since September 2001.

"Municipal bonds gained ground
 during the six months ended
 February 28, 2005, and
 outperformed the broad taxable
 bond market."

As a result, the yield curve flattened during the period as the gap between the yields of short-term and longer-term bonds narrowed. While short-term bond yields rose in lockstep with the Fed rate hikes, long-term bond yields -- which are most sensitive to inflation expectations -- declined slightly as the Fed's actions boosted investor confidence that inflation was under control. Longer-term municipal bonds performed especially well as taxable-bond investors crossed over to the municipal market to find attractively valued, high-quality long-term bonds.

Another noteworthy trend in the municipal market was the outperformance of lower-quality securities. Low interest rates and reduced municipal issuance left investors hunting for yield and they flocked to the relatively high yields of lower-rated bonds. The strong performance of these securities caused the spread between the yields of high-quality and lower-quality municipal bonds to narrow considerably.

In New York, the state's fiscal situation improved during the past six months. Thanks to the strength of the economy and financial markets, tax revenues met budget estimates, surprising investors and easing budget concerns. In response, the major credit rating agencies shifted their view of New York's credit rating from negative to stable. Despite these positive developments, however, the state still faces some budget challenges going forward.

[Photos of Dianne Sales and Barry Evans, flush right next to first paragraph.]

Fund performance

For the six months ended February 28, 2005, John Hancock New York Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 2.50%, 2.15% and 2.14%, respectively, at net asset value. The average New York municipal debt fund returned 2.24%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 2.40%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's outperformance of both the Lipper group average and the index resulted from two main factors. The portfolio's longer-maturity and deep-discount bonds outperformed as the municipal yield curve flattened, and our focus on individual credit research and security selection contributed favorably to performance.

"Tobacco-related municipal bonds
 continued to be the performance
 leaders in the portfolio..."

Tobacco bonds lead the way

Tobacco-related municipal bonds continued to be the performance leaders in the portfolio, gaining nearly 8% as a group during the six-month period. These securities are backed by the proceeds from a legal settlement between the major tobacco companies and the state of New York (as well as 45 other states). A favorable ruling in a federal court case and the addition of another tobacco company to the settlement agreement in late 2004 were the primary reasons for the strong performance of tobacco-related bonds.

Although tobacco bonds have performed very well over the past 18 months, we still believe they represent good value and intend to maintain a position in these securities.

Airlines fare well

Another segment of the portfolio that posted solid results was industrial development bonds, specifically those issued to finance airport-related projects. Because airports are reliant on the fiscal health of airlines, these bonds often fluctuate in value along with the prices of airline bonds. Declining oil prices in late 2004 provided a big lift to airlines as the cost of jet fuel dropped and airport-related bonds responded positively.

[Table at top left-hand side of page entitled "Sector distribution." The first listing is Revenue bonds - All other - 17%, the second listing is Revenue bonds - Education - 17%, the third listing is Revenue bonds - Water & sewer - 14%, the fourth listing is Revenue bonds - Health - 11%, the fifth listing is Revenue bonds - Public facility - 9%, the sixth listing is Revenue bonds - Industrial development - 8%, the seventh listing is General obligation - 8%, the eighth listing is Revenue bonds - Sales tax - 6%, the ninth listing is Revenue bonds - Transportation - 6% and the tenth listing is Revenue bonds - Tobacco - 3%.]

The Fund also benefited from the pre-refunding of several of its bonds. Pre-refunding is a way for municipalities to refinance older, higher-yielding debt before the maturity or call date. Typically, new bonds are issued, and the proceeds are invested in Treasury securities until the old bonds can be paid off. The high-quality Treasury backing often boosts the value of the old bonds, and this occurred with several of the Fund's holdings during the period.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-05." The chart is divided into three sections (from top to right): Revenue bonds 91%, General obligation bonds 8% and Other 1%.]

GO and infrastructure bonds lag

With higher-yielding, lower-quality municipal bonds outperforming, bonds at the opposite end of the quality spectrum trailed the rest of the municipal market. These higher-quality bonds included general obligation (GO) bonds and essential-service bonds, such as those backed by water and sewer services. In particular, GO bonds lagged despite higher tax revenues because the good news was already priced into the bonds.

One of the only individual issues in the portfolio to decline during the six-month period was our position in Florida Seminole casino bonds, which comprised less than 1% of the portfolio. The IRS

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Rallied in the wake of a favorable federal court ruling." The second listing is Longer-term bonds followed by an up arrow with the phrase "Continued low inflation boosted long-term securities." The third listing is Seminole casino bonds followed by a down arrow with the phrase "Declined after IRS challenge."]

challenged the bonds' issuance, although no final determination has been made and appeals are in progress. Despite the strong financial underpinnings of the Seminole bonds, the IRS challenge had a negative impact on their value.

Outlook

In our view, economic conditions remain fairly positive for bonds. The U.S. economy is experiencing steady growth, but not vigorously enough to ratchet up domestic inflation significantly. Although the Fed has raised short-term rates six times since June 2004 and indicated it will continue to do so in the coming months, the federal funds rate remains low by historical standards. Eventually, we expect long-term rates to trend higher, but it's unclear when this may occur.

"Reduced supply should provide
 some support for the municipal
 market..."

In the municipal market, supply is waning -- issuance of new municipal bonds decreased in 2004 and is expected to decline further in 2005. Reduced supply should provide some support for the municipal market, and municipal bond yields remain attractive relative to other types of bonds.

In this environment, we will continue to pursue our current strategy -- structuring the portfolio to protect shareholders' capital from rising interest rates, while focusing on credit research and individual security selection to identify bonds that provide above-average yield and strong total-return prospects.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
February 28, 2005

                                           Class A      Class B      Class C
Inception date                             9-13-87      10-3-96       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -1.73%       -2.72%        1.22%
Five years                                    5.79         5.70         6.02
Ten years                                     5.49           --           --
Since inception                                 --         4.95         4.26

Cumulative total returns with maximum sales charge (POP)
Six months                                   -2.14        -2.85         1.14
One year                                     -1.73        -2.72         1.22
Five years                                   32.51        31.94        33.94
Ten years                                    70.59           --           --
Since inception                                 --        50.12        28.00

SEC 30-day yield as of February 28, 2005
                                              3.77         3.24         3.24

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,796 as of February 28, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock New York Tax-Free Income Fund, without sales charge (NAV), and is equal to $17,866 as of February 28, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock New York Tax-Free Income Fund, with maximum sales charge (POP), and is equal to $17,059 as of February 28, 2005.]

                                    Class B 1    Class C 1
Period beginning                    10-3-96       4-1-99
New York Tax-Free Income Fund       $15,012      $12,800
Index                                16,634       13,829

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005.

Account value                                           Expenses paid
$1,000.00                   Ending value                during period
on 8-31-04                    on 2-28-05                ended 2-28-05 1

Class A                        $1,025.00                        $5.16
Class B                         1,021.50                         8.69
Class C                         1,021.40                         8.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                           Expenses paid
$1,000.00                   Ending value                during period
on 8-31-04                    on 2-28-05                ended 2-28-05 1

Class A                        $1,019.70                        $5.15
Class B                         1,016.20                         8.67
Class C                         1,016.20                         8.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.04%, 1.74% and 1.74% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2005
(unaudited)

This schedule has one main category, tax-exempt long-term bonds, which is broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.

                                                   Interest     Maturity         Credit     Par value
State, issuer, description                         rate         date             rating (A)     (000)           Value
Tax-exempt long-term bonds 98.83%                                                                         $65,033,848
(Cost $59,805,978)

Florida 0.86%                                                                                                 563,755
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                      10.000%       10-01-33        BB              $500         563,755

New York 83.80%                                                                                            55,144,174
Albany Parking Auth,
Rev Ref Ser 2001A                                   5.625        07-15-25        BBB+             750         800,235
Chautauqua Tobacco Asset
Securitization Corp,
Rev Ref Tobacco Settlement                          6.750        07-01-40        BBB            1,000       1,056,490
Hempstead Town Industrial
Development Agency,
Rev Civic Facil Hofstra Univ                        5.250        07-01-19        A              1,000       1,073,190
Islip Community Development Agency,
Rev Ref NY Institute of Technology                  7.500        03-01-26        AAA            1,500       1,604,115
Jay Street Development Corp,
Rev Lease Public Improvements
Ser A-2 (P)                                         1.780        05-01-20        AA+          250,000         250,000
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3              7.375        07-01-08        A3               705         762,401
Monroe Newpower Corp,
Rev Ref Pwr Facil                                   5.100        01-01-16        BBB            1,000       1,054,550
Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001A                                 6.250        11-01-21        A3               275         301,964
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001B                                 5.875        11-01-11        A3               330         361,000
New York, City of,
Gen Oblig Unltd Ser 1990B                           8.250        06-01-07        A                200         223,092
Gen Oblig Unltd Ser 2001B                           5.250        12-01-17        A              1,500       1,606,680
Gen Oblig Unltd Ser 2004J                           5.000        05-15-23        A              1,000       1,044,210

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                   Interest     Maturity         Credit     Par value
State, issuer, description                         rate         date             rating (A)     (000)           Value
New York (continued)
New York City Industrial
Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A                                   5.375%       06-01-23        A             $1,000      $1,034,840
Rev Civic Facil Polytechnic Univ Proj               6.125        11-01-30        BB+            1,000         953,360
Rev Ref Brooklyn Navy Yard
Cogen Partners                                      5.650        10-01-28        BBB-           1,000         976,270
Rev Spec Airport Facil Airis JFK I LLC
Proj Ser 2001A                                      5.500        07-01-28        BBB-           1,000       1,005,870
New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                  6.000        06-15-33        AA+              740         851,400
Rev Ref Wtr & Swr Sys                               5.500        06-15-33        AA+            1,500       1,622,370
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D                                            Zero        06-15-20        AA+            2,000       1,027,740
Rev Ref Wtr & Swr Sys Ser 1996A                     5.375        06-15-26        AAA            1,000       1,038,270
Rev Unref Bal Wtr & Swr Sys Ser 2000B               6.000        06-15-33        AA+              460         528,080
Rev Wtr & Swr Sys Ser F Subser F-2 (P)              1.810        06-15-35        AA+              700         700,000
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B                        6.000        11-15-29        AA+            1,000       1,149,230
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)                  Zero        11-01-29        AA+            1,000         776,290
New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural
History Ser 2004A                                   5.000        07-01-36        AAA            1,000       1,043,160
New York Local Government Assistance Corp,
Rev Ref Ser 1993C                                   5.500        04-01-17        AA             1,225       1,397,235
New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94                        5.900        10-01-30        Aa1              495         516,542
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B                Zero        08-15-40        AAA            3,000         360,030
Rev Lease State Univ Dorm Facil Ser 2000A           6.000        07-01-30        AA-            1,000       1,151,260
Rev Lease State Univ Dorm Facil Ser 2004A           5.000        07-01-19        AAA              500         540,660
Rev Miriam Osborn Mem Home Ser 2000B                6.875        07-01-25        A                750         845,130
Rev North Shore L I Jewish Grp                      5.375        05-01-23        A3             1,000       1,053,640
Rev Ref Concord Nursing Home Inc                    6.500        07-01-29        Aa1              500         547,925
Rev Ref Lenox Hill Hosp Oblig Group                 5.500        07-01-30        Baa2           1,000       1,032,510
Rev Ref Ser 2002B                                   5.250        11-15-23        AA-            2,000       2,200,580
Rev Ref State Univ Edl Facil Ser 1993A              5.500        05-15-19        AA-            2,000       2,279,880
Rev Ref State Univ Edl Facil Ser 1993A              5.250        05-15-15        AAA            1,000       1,113,550
Rev Ref Univ of Rochester Defd Income
Ser 2000A (Zero to 07-01-10 then
6.05%) (O)                                           Zero        07-01-25        AAA            1,000         814,420
Rev State Univ Adl Facil Ser 2000B                  5.375        05-15-23        AA-            1,000       1,119,320
Rev Unref City Univ 4th Ser 2001A                   5.250        07-01-31        AA-              130         144,629

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                   Interest     Maturity         Credit     Par value
State, issuer, description                         rate         date             rating (A)     (000)           Value
New York (continued)
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)                           14.671%       06-15-11        AAA             $500        $723,530
Rev Unref Bal Poll Control Ser 1991E                6.875        06-15-10        AAA               40          41,187
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W                       6.500        01-01-08        AAA              250         265,308
Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo                                    6.125        01-01-32        Baa3           1,000       1,020,470
Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care Ctr
Newburgh Ser 2001C (G)                              7.000        08-01-31        BB               500         500,215
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                    5.500        07-15-18        AAA            2,000       2,239,760
Rev Ref Spec Proj KIAC Partners Ser 4 (G)           6.750        10-01-19        BBB            1,500       1,593,480
Sales Tax Asset Receivables Corp,
Rev Ser 2004A                                       5.250        10-15-27        AAA            1,000       1,081,590
Rev Ser 2004A                                       5.000        10-15-32        AAA            1,050       1,095,612
Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B                                      6.000        11-01-22        BBB            1,000       1,069,580
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y                       6.125        01-01-21        AAA            1,500       1,857,720
TSASC, Inc,
Rev Tobacco Settlement Asset Backed
Bond Ser 1                                          5.500        07-15-24        BBB              890         911,066
Upper Mohawk Valley Regional Water
Finance Auth,
Rev Wtr Sys Cap Apprec                               Zero        04-01-22        Aaa            2,230       1,042,280
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A                           6.000        11-01-30        BB             1,150       1,159,326
Williamsville Central School District,
Gen Oblig Unltd Ref                                 5.000        06-15-17        Aaa            1,390       1,506,482
Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers Inc
Ser 2001A                                           6.625        02-01-26        BBB-           1,000       1,074,450

Puerto Rico 10.88%                                                                                          7,159,984
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                   9.770        07-01-11        AAA            2,000       2,581,240
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                         7.890        07-01-18        Aaa              500         588,685

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                   Interest     Maturity         Credit     Par value
State, issuer, description                         rate         date             rating (A)     (000)           Value
Puerto Rico (continued)
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                6.000%       07-01-26        A             $1,000      $1,023,090
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)                      6.250        07-01-12        AAA            1,110       1,312,364
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                   5.500        08-01-29        BBB+           1,500       1,654,605

Virgin Islands 3.29%                                                                                        2,165,935
Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A                                           6.500        10-01-24        BBB              535         613,795
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)                                       5.875        10-01-18        BB+            1,500       1,552,140

Total investments 98.83%                                                                                  $65,033,848

Other assets and liabilities, net 1.17%                                                                      $767,513

Total net assets 100.00%                                                                                  $65,801,361


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2005.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $59,805,978)                          $65,033,848
Cash                                                                   58,158
Receivable for shares sold                                              2,085
Interest receivable                                                   813,431
Other assets                                                            5,934

Total assets                                                       65,913,456

Liabilities
Payable for shares repurchased                                          8,180
Dividends payable                                                      21,372
Unrealized depreciation of swap contracts                              10,436
Payable to affiliates
Management fees                                                        23,929
Distribution and service fees                                           4,922
Other                                                                   4,823
Other payables and accrued expenses                                    38,433

Total liabilities                                                     112,095

Net assets
Capital paid-in                                                    61,471,669
Accumulated net realized loss on investments                         (910,603)
Net unrealized appreciation of investments and swap contracts       5,217,434
Accumulated net investment income                                      22,861

Net assets                                                        $65,801,361

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($42,634,384 [DIV] 3,408,910 shares)                           $12.51
Class B ($18,481,840 [DIV] 1,477,759 shares)                           $12.51
Class C ($4,685,137 [DIV] 374,612 shares)                              $12.51

Maximum offering price per share
Class A 1 ($12.51 [DIV] 95.5%)                                         $13.10

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
February 28, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses) for
the period stated.

Investment income
Interest                                                           $1,742,182

Total investment income                                             1,742,182

Expenses
Investment management fees                                            166,699
Class A distribution and service fees                                  64,385
Class B distribution and service fees                                  95,341
Class C distribution and service fees                                  23,438
Transfer agent fees                                                    25,676
Custodian fees                                                         13,507
Professional fees                                                      11,882
Miscellaneous                                                           9,051
Printing                                                                8,491
Accounting and legal services fees                                      7,494
Trustees' fees                                                          1,948
Registration and filing fees                                              373
Interest                                                                  270

Total expenses                                                        428,555
Less expense reductions                                                   (38)

Net expenses                                                          428,517

Net investment income                                               1,313,665

Realized and unrealized gain (loss)
Net realized gain on investments                                      150,899

Change in net unrealized appreciation (depreciation) of
Investments                                                           108,436
Swap contracts                                                        (10,436)

Net realized and unrealized gain                                      248,899

Increase in net assets from operations                             $1,562,564

1 Semiannual period from 9-1-04 through 2-28-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                        8-31-04       2-28-05 1
Increase (decrease) in net assets
From operations

Net investment income                                $2,886,629    $1,313,665
Net realized gain                                       309,089       150,899
Change in net unrealized
appreciation (depreciation)                           1,811,987        98,000

Increase in net assets resulting
from operations                                       5,007,705     1,562,564

Distributions to shareholders
From net investment income
Class A                                              (1,946,203)     (896,563)
Class B                                                (760,239)     (331,804)
Class C                                                (176,133)      (81,508)
                                                     (2,882,575)   (1,309,875)
From Fund share transactions                         (6,137,757)   (2,526,619)

Net assets
Beginning of period                                  72,087,918    68,075,291

End of period 2                                     $68,075,291   $65,801,361


1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

2 Includes accumulated net investment income of $19,071, and $22,861, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                    8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04     2-28-05 2
Per share operating performance
Net asset value,
beginning of period                              $11.76      $11.82      $12.57      $12.48      $12.10      $12.46
Net investment income 3                            0.61        0.58        0.58        0.56        0.54        0.26
Net realized and unrealized gain
(loss) on investments                              0.06        0.75       (0.09)      (0.38)       0.36        0.05
Total from
investment operations                              0.67        1.33        0.49        0.18        0.90        0.31
Less distributions
From net investment income                        (0.61)      (0.58)      (0.58)      (0.56)      (0.54)      (0.26)
Net asset value, end of period                   $11.82      $12.57      $12.48      $12.10      $12.46      $12.51
Total return 4 (%)                                 5.95 5     11.54 5      4.04 5      1.43 5      7.54 5      2.50 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                       $43         $48         $49         $46         $44         $43
Ratio of expenses
to average net assets (%)                          0.77        0.97        1.05        1.00        1.01        1.04 7
Ratio of adjusted expenses
to average net assets 8 (%)                        1.13        1.12        1.06        1.02        1.02          --
Ratio of net investment income
to average net assets (%)                          5.28        4.77        4.71        4.55        4.35        4.19 7
Portfolio turnover (%)                               63          54          36          17          43          13

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                    8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04     2-28-05 2
Per share operating performance
Net asset value,
beginning of period                              $11.76      $11.82      $12.57      $12.48      $12.10      $12.46
Net investment income 3                            0.53        0.49        0.49        0.47        0.45        0.22
Net realized and unrealized
gain (loss) on investments                         0.06        0.75       (0.09)      (0.38)       0.36        0.05
Total from
investment operations                              0.59        1.24        0.40        0.09        0.81        0.27
Less distributions
From net investment income                        (0.53)      (0.49)      (0.49)      (0.47)      (0.45)      (0.22)
Net asset value, end of period                   $11.82      $12.57      $12.48      $12.10      $12.46      $12.51
Total return 4 (%)                                 5.21 5     10.76 5      3.31 5      0.72 5      6.80 5      2.15 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                        $8         $17         $23         $22         $20         $18
Ratio of expenses to average
net assets (%)                                     1.47        1.67        1.75        1.70        1.71        1.74 7
Ratio of adjusted expenses to average
net assets 8 (%)                                   1.83        1.82        1.76        1.72        1.72          --
Ratio of net investment income
to average net assets (%)                          4.58        4.07        4.01        3.85        3.65        3.49 7
Portfolio turnover (%)                               63          54          36          17          43          13

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                    8-31-00     8-31-01     8-31-02 1   8-31-03     8-31-04     2-28-05 2
Per share operating performance
Net asset value,
beginning of period                              $11.76      $11.82      $12.57      $12.48      $12.10      $12.46
Net investment income 3                            0.53        0.50        0.49        0.47        0.45        0.22
Net realized and unrealized
gain (loss) on investments                         0.06        0.75       (0.09)      (0.38)       0.36        0.05
Total from
investment operations                              0.59        1.25        0.40        0.09        0.81        0.27
Less distributions
From net investment income                        (0.53)      (0.50)      (0.49)      (0.47)      (0.45)      (0.22)
Net asset value, end of period                   $11.82      $12.57      $12.48      $12.10      $12.46      $12.51
Total return 4 (%)                                 5.21 5     10.77 5      3.31 5      0.72 5      6.80 5      2.14 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                        -- 9        $1          $3          $5          $5          $5
Ratio of expenses to average
net assets (%)                                     1.47        1.67        1.75        1.70        1.71        1.74 7
Ratio of adjusted expenses
to average net assets 8 (%)                        1.83        1.82        1.76        1.72        1.72          --
Ratio of net investment income
to average net assets (%)                          4.58        4.07        4.01        3.81        3.65        3.49 7
Portfolio turnover (%)                               63          54          36          17          43          13


1 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. This change had no effect on per share amounts for the year ended 8-31-02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock New York Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by John Hancock Advisers, LLC (the "Adviser"), in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts, if any, is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on February 28, 2005:

                      RATE TYPE
               ------------------------
                               PAYMENTS
NOTIONAL       PAYMENTS MADE   RECEIVED      TERMINATION     UNREALIZED
AMOUNT         BY FUND         BY FUND       DATE          DEPRECIATION
------------------------------------------------------------------------
$6,200,000     3.80%(a)        Weekly Muni   August 2015      ($10,436)
                               Swap Index

(a) Fixed rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,011,888 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 -- $414,005, August 31, 2010 -- $181,898, August
31, 2011 -- $414,533 and August 31, 2012 -- $1,452.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $4,797, and exempt income $2,877,778. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $38, which had no impact on the Fund's annualized ratio of expenses to average net assets, for the period ended February 28, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended

February 28, 2005, JH Funds received net up-front sales charges of $22,504 with regard to sales of Class A shares. Of this amount, $2,914 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,536 was paid as sales commissions to unrelated broker-dealers and $6,054 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2005, CDSCs received by JH Funds amounted to $31,636 for Class B shares and received no CDSCs with regard to Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended February 28, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $7,494. The Fund also paid the Adviser the amount of $126 for certain publishing services, included in the printing fees.

Mr. James Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04          Period ended 2-28-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         261,614      $3,225,240        93,207      $1,165,134
Distributions reinvested     108,586       1,341,333        49,526         619,645
Repurchased                 (638,810)     (7,903,509)     (233,239)     (2,919,055)
Net decrease                (268,610)    ($3,336,936)      (90,506)    ($1,134,276)

Class B shares
Sold                          88,132      $1,094,355        54,228        $685,643
Distributions reinvested      37,194         459,459        15,126         180,168
Repurchased                 (339,246)     (4,186,969)     (175,074)     (2,191,124)
Net decrease                (213,920)    ($2,633,155)     (105,720)    ($1,325,313)

Class C shares
Sold                          40,987        $512,456        14,804        $185,838
Distributions reinvested       7,971          98,301         4,295          53,739
Repurchased                  (62,813)       (778,423)      (24,426)       (306,607)
Net decrease                 (13,855)      ($167,666)       (5,327)       ($67,030)

Net decrease                (496,385)    ($6,137,757)     (201,553)    ($2,526,619)


1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2005, aggregated $8,618,086 and $11,241,475, respectively.

The cost of investments owned on February 28, 2005, including short-term investments, for federal income tax purposes, was $59,778,589. Gross unrealized appreciation and depreciation of investments aggregated $5,297,685 and $42,426, respectively, resulting in net unrealized appreciation of $5,255,259. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a special meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 3,858,905 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                            WITHHELD
                                   FOR                     AUTHORITY
--------------------------------------------------------------------
James F. Carlin                    3,829,012                  29,893
Richard P. Chapman Jr.             3,829,271                  29,634
William H. Cunningham              3,830,174                  28,731
Ronald R. Dion                     3,829,915                  28,990
Charles L. Ladner                  3,829,915                  28,990
Dr. John A. Moore                  3,829,271                  29,634
Patti McGill Peterson              3,830,174                  28,731
Steven R. Pruchansky               3,829,915                  28,990
James A. Shepherdson               3,830,174                  28,731

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Inco           California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               529 Main Street
                                                Charlestown, MA 02129

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
New York Tax-Free Income Fund.


760SA  2/05
       4/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, February 28, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached
"John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

(c)(3) Code of Ethics for Senior Financial Officers is attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005